Note 11 - Borrowings	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
N
ote
11
- Borrowings

As of
December 31,
201
7,
Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately
$115.6
million. Quaint Oak Bank’s Federal Home Loan Bank advances outstanding were
$28.0
million and
$15.5
million at
December 31, 2017
and
2016,
respectively. As of
December 31, 2017,
Quaint Oak Bank has
$535,000
in borrowing capacity with the Federal Reserve Bank of Philadelphia. There were no
borrowings under this facility at
December 31, 2017
and
2016.

Federal Home Loan Bank
short-term borrowings and the weighted interest rate consist of the following at
December 31, 2017
and
2016
(dollars in thousands):

	At or For the Year Ended December 31,
	201 7	201 6
FHLB short-term borrowings:
Average balance outstanding	$8,654	$5,692
Maximum amount outstanding at any month-end during the period	11,500	7,000
Balance outstanding at end of period	10,000	7,000
Average interest rate during the period	1.17%	0.54%
Weighted average interest rate at end of period	1.54%	0.74%

Federal Home Loan Bank long-term
borrowings and the weighted interest rate consist of the following at
December 31, 2017
and
2016
(in thousands):

	December 31, 201 7		December 31, 201 6
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2017	$--	-%	$2,500	1.15%
2018	3,000	1.46	3,000	1.46
2019	3,000	1.86	2,000	1.95
2020	2,000	2.00	1,000	2.15
2021	3,000	2.05	--	--
2022	3,000	2.18	--	--
2023	3,000	2.33	--	--
2 024	1,000	2.54	--	--
Total FHLB long-term debt	$18,000	2.01%	$8,500	1.56%